Commitments and Contingencies - Schedule of Future Unrecognized Commitments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 CAD ($)
Schedule of Future Unrecognized Commitments [Line Items]
Transportation	$ 413,802
Other	2,692
Total commitments	416,494
2025 [Member]
Schedule of Future Unrecognized Commitments [Line Items]
Transportation	34,345
Other	299
Total commitments	34,644
2026 [Member]
Schedule of Future Unrecognized Commitments [Line Items]
Transportation	32,409
Other	299
Total commitments	32,708
2027 [Member]
Schedule of Future Unrecognized Commitments [Line Items]
Transportation	32,561
Other	299
Total commitments	32,860
2028 [Member]
Schedule of Future Unrecognized Commitments [Line Items]
Transportation	32,754
Other	299
Total commitments	33,053
2029 [Member]
Schedule of Future Unrecognized Commitments [Line Items]
Transportation	32,925
Other	299
Total commitments	33,224
Beyond 2029 [Member]
Schedule of Future Unrecognized Commitments [Line Items]
Transportation	248,808
Other	1,197
Total commitments	$ 250,005